Schedule of investment in an equity security (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
K Hub		$ 100,000
K Hub [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	0.54%